Goodwill and Intangible Assets - Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Total Goodwill	$ 69,777,000,000	$ 69,844,000,000
Impairment loss on goodwill	0	0
Operating Segments | Consumer Banking
Goodwill [Line Items]
Total Goodwill	30,125,000,000	30,123,000,000
Operating Segments | Global Banking
Goodwill [Line Items]
Total Goodwill	9,698,000,000	9,698,000,000
Operating Segments | Global Markets
Goodwill [Line Items]
Total Goodwill	23,923,000,000	23,923,000,000
Operating Segments | Legacy Assets & Servicing
Goodwill [Line Items]
Total Goodwill	5,197,000,000	5,197,000,000
All Other
Goodwill [Line Items]
Total Goodwill	$ 834,000,000	$ 903,000,000